SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS MONEY MARKET PRIME SERIES DWS Cash Investment Trust Class S

The following information replaces similar disclosure contained in the ”HOW TO SELL SHARES” sub-heading of the “INVESTING IN THE FUND” section of the fund’s prospectus.

REQUIREMENTS AND LIMITS

Selling Shares ($)
A B C	Check redemption: Up to 100,000. More than 100,000 see “Signature Guarantee” QuickSell to your bank: Minimum 50, maximum 250,000 Wire redemption to your bank: Minimum 1,000
S	Same as Classes A, B and C Checkwriting: Minimum $100, maximum $5,000,000

Please Retain This Supplement for Future Reference

February 14, 2013 PROSTKR-212